Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002

Dear Shareholder:
During the six-month period ended March 31, 2002, the financial markets have shown incredible resilience in the face of two major events: the September 11 terrorist attacks and the Enron fallout. The initial equity markets reaction to the events of September 11 was a broad sell off. However, the markets withstood the selloff, helped by a determined Federal Reserve. The Fed cut interest rates aggressively, flooding the system with ample liquidity, and the equity markets recovered. The fallout from the Enron accounting debacle also weighed heavily on the market. Certain aggressive accounting practices and alleged manipulations raised questions about and damaged the integrity of reported financial numbers. As a result, investors developed a broad negative sentiment about the market. Some sectors, like energy, experienced indiscriminate selling irrespective of the underlying security. However, the overall underperformance of some sectors was due to industry-specific issues. The telecommunications sector, for example, declined because of soft demand and excess supply.

The economy showed signs of a bottom during the first quarter of 2002. Consumers helped in the recovery, as they continued to spend, spurred by lower interest rates. Inflation continued to be stagnant and productivity remained at higher levels. The equity markets began to undergo a process of earnings expectations adjustments in which aggressive growth estimates were lowered to reflect numbers that were in line with the current slowdown.

Despite a reduction in initial public offerings and secondary market activities, the convertibles market remained an attractive financing vehicle that companies have continued to use to meet their financial needs. As a result, convertible securities as an asset class continued to outperform their underlying equities.

Performance
For the six-month period ended March 31, 2002, Morgan Stanley Convertible Securities Trust's Class B shares posted a total return of 8.34 percent compared to 4.98 percent for the Goldman Sachs Convertible 100 Index.(1) For the same period, the Fund's Class A, C and D shares returned 8.82 percent, 8.36 percent and 8.87 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Core positions in the media and defense sectors helped the Fund outperform its benchmark during the period. Gains made by holdings in these sectors partially offset the steep decline in the telecommunications sector. An upgrade in overall credit quality with attractively valued underlying equities, along with swaps

----------------
(1) The Goldman Sachs Convertible 100 Index tracks the performance of 100 equally weighted convertible issues with market capitalizations of at least $100 million. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Convertible Securities Trust
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2002 CONTINUED

into higher-yielding bonds having relatively short maturities, provided the Fund with additional downside protection during the market sell-off. In addition, a proliferation of high-credit-quality convertibles helped the Fund outperform the broader equity market during the period.

Portfolio Strategy
The Fund uses a growth-oriented, bottom-up approach to evaluate companies and determine their investment merits, seeking to identify companies and sectors with strong underlying fundamentals and solid long-term growth potential. The Fund has repositioned its sector weightings to reflect more accurately the composition of the convertible universe, maintaining overweighted and underweighted positions based on the outlook for various industries. The inclusion of high-quality, large-cap issues in its portfolio has improved the Fund's credit profile while offering significant equity participation. As of March 31, 2002, the Fund had only 1 percent of assets in common stock.

In attempting to manage volatility, the Fund generally focuses on issues with shorter maturities while diversifying its assets across a wide range of industries. The Fund also searches for convertibles with positive risk/reward characteristics. These traits include a relatively high yield, to support a convertible if its underlying stock declines, and reasonable conversion premiums to help ensure participation in any appreciation of the underlying stock.

Looking Ahead
We believe that an economic recovery will materialize in the second half of 2002. In the near term, with continuing uncertainty in the U.S. economy, accounting issues stemming from Enron, and expectations of a prolonged war against terrorism, we believe that the equity markets will remain volatile and that the convertible market remains attractive from a risk/reward perspective.

We appreciate your ongoing support of Morgan Stanley Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Convertible Securities Trust
FUND PERFORMANCE / / MARCH 31, 2002

                                        AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------
                   CLASS A SHARES*                                      CLASS B SHARES**
   ------------------------------------------------     -------------------------------------------------
   PERIOD ENDED 3/31/02                                 PERIOD ENDED 3/31/02
   -------------------------                            -------------------------
   1 Year                      1.60%(1)   (3.74)%(2)    1 Year                     0.76%(1)     (4.09)%(2)
   Since Inception (7/28/97)   5.94%(1)    4.72%(2)     5 Years                    7.05%(1)      6.75%(2)
                                                        10 Years                   9.39%(1)      9.39%(2)

                    CLASS C SHARES+                                     CLASS D SHARES++
   -------------------------------------------------      ---------------------------------------------
   PERIOD ENDED 3/31/02                                   PERIOD ENDED 3/31/02
   -------------------------                              -------------------------
   1 Year                     0.76%(1)     (0.21)%(2)     1 Year                     1.80%(1)
   Since Inception (7/28/97)  5.12%(1)      5.12%(2)      Since Inception (7/28/97)  6.16%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A SHARES IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE        VALUE

----------------------------------------------------------------------------------------------------------

             Convertible Bonds (71.0%)
             ADVERTISING/MARKETING SERVICES (2.4%)
 $ 2,000     Doubleclick Inc...................................       4.75%       03/15/06  $    1,670,000
   3,000     Interpublic Group Inc.............................       1.87        06/01/06       2,471,250
   2,000     Lamar Advertising Co..............................       5.25        09/15/06       2,157,500
                                                                                            --------------
                                                                                                 6,298,750
                                                                                            --------------
             AEROSPACE & DEFENSE (1.2%)
   1,000     Edo Corp. - 144A**................................       5.25        04/15/07       1,106,250
   3,915     Spacehab, Inc.....................................       8.00        10/15/07       1,937,925
                                                                                            --------------
                                                                                                 3,044,175
                                                                                            --------------
             AIR FREIGHT/COURIERS (1.6%)
   1,000     Airborne Inc. - 144A**............................       5.75        04/01/07       1,038,750
   3,000     United Parcel Service of America, Inc.............       1.75        09/27/07       3,033,750
                                                                                            --------------
                                                                                                 4,072,500
                                                                                            --------------
             AIRLINES (0.9%)
   2,500     Continental Airlines Inc..........................       4.50        02/01/07       2,415,625
                                                                                            --------------
             APPAREL/FOOTWEAR RETAIL (0.9%)
   2,000     Gap Inc. - 144A**.................................       5.75        03/15/09       2,315,000
                                                                                            --------------
             BIOTECHNOLOGY (4.9%)
   1,500     Affymetrix Inc....................................       5.00        10/01/06       1,321,875
   2,000     Aviron............................................       5.25        02/01/08       2,027,500
   3,000     Cepalon Inc. - 144A**.............................       2.50        12/15/06       2,906,250
   1,000     Human Genome Sciences, Inc........................       3.75        03/15/07         716,250
   3,000     Invitrogen Inc. - 144A**..........................       2.25        12/15/06       2,310,000
   1,000     OSI Pharmaceuticals, Inc. - 144A**................       4.00        02/01/09       1,005,000
   3,000     Vertex Pharmaceuticals Inc........................       5.00        09/19/07       2,325,000
                                                                                            --------------
                                                                                                12,611,875
                                                                                            --------------
             BROADCASTING (2.3%)
   4,000     Clear Channel Communications, Inc.................       1.50        12/01/02       3,865,000
   2,500     Scandinavian Broadcasting System SA (Luxembourg)..       7.00        12/01/04       2,140,625
                                                                                            --------------
                                                                                                 6,005,625
                                                                                            --------------
             CABLE/SATELLITE TV (2.0%)
     800     Adelphia Communications Corp......................       6.00        02/15/06         583,000
   2,750     Charter Communication Holdings LLC................       4.75        06/01/06       2,138,125
   2,500     Liberty Media Corp................................       3.25        03/15/31       2,565,625
                                                                                            --------------
                                                                                                 5,286,750
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE         VALUE

----------------------------------------------------------------------------------------------------------

             COMPUTER COMMUNICATIONS (1.8%)
 $ 3,850     Juniper Networks, Inc.............................       4.75%       03/15/07  $    2,733,500
   3,500     Redback Networks, Inc.............................       5.00        04/01/07       1,837,500
                                                                                            --------------
                                                                                                 4,571,000
                                                                                            --------------
             CONTRACT DRILLING (0.9%)
   5,000     Pride International, Inc..........................       0.00        04/24/18       2,281,250
                                                                                            --------------
             DATA PROCESSING SERVICES (1.8%)
   2,000     Bisys Group Inc...................................       4.00        03/15/06       2,472,500
     750     CheckFree Holdings Corp...........................       6.50        12/01/06         633,750
   1,500     National Data Corp................................       5.00        11/01/03       1,653,750
                                                                                            --------------
                                                                                                 4,760,000
                                                                                            --------------
             DEPARTMENT STORES (1.1%)
   3,000     Penney (JC) Co., Inc. - 144A**....................       5.00        10/15/08       2,797,500
                                                                                            --------------
             ELECTRIC UTILITIES (0.8%)
   2,000     Orion Power Holdings, Inc.........................       4.50        06/01/08       1,985,000
                                                                                            --------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (1.2%)
   2,500     Agilient Tech Inc. - 144A**.......................       3.00        12/01/21       3,125,000
                                                                                            --------------
             ELECTRONIC PRODUCTION EQUIPMENT (4.8%)
   1,000     Advanced Energy Industries, Inc...................       5.25        11/15/06         992,500
   1,000     Axcelis Tech Inc. - 144A**........................       4.25        01/15/07         986,250
   2,000     Cymer Inc. - 144A**...............................       3.50        02/15/09       2,365,000
   2,500     Integrated Process Equipment Corp.................       6.25        09/15/04       1,381,250
   3,500     Lam Research Corp.................................       4.00        06/01/06       3,456,250
   2,000     Teradyne Inc......................................       3.75        10/15/06       3,372,500
                                                                                            --------------
                                                                                                12,553,750
                                                                                            --------------
             ELECTRONICS/APPLIANCE STORES (0.4%)
   1,000     Best Buy - 144A**.................................       2.25        01/15/22       1,025,000
                                                                                            --------------
             ENGINEERING & CONSTRUCTION (1.0%)
   4,500     Shaw Group Inc....................................       0.00        05/01/21       2,469,375
                                                                                            --------------
             FOOD DISTRIBUTORS (0.6%)
   1,250     Performance Food Group Company....................       5.50        10/16/08       1,518,750
                                                                                            --------------
             FOOD RETAIL (1.5%)
   4,000     JMH Finance Ltd. - 144A** (Great Britain).........       4.75        09/06/07       3,795,000
                                                                                            --------------
             HOSPITAL/NURSING MANAGEMENT (0.7%)
   2,000     Community Health Systems..........................       4.25        10/15/08       1,882,500
                                                                                            --------------
             HOTELS/RESORTS/CRUISELINES (1.0%)
   8,000     Four Seasons Hotels, Inc..........................       0.00        09/23/29       2,700,000
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE         VALUE

----------------------------------------------------------------------------------------------------------

             INDUSTRIAL CONGLOMERATES (0.8%)
 $ 2,000     Hutchinson Whampoa Ltd. (Great Britain) -
              144A**...........................................      2.875%       09/15/03  $    2,016,250
                                                                                            --------------
             INFORMATION TECHNOLOGY SERVICES (0.9%)
   3,000     Electronic Data Systems Corp......................       0.00        10/10/21       2,358,750
                                                                                            --------------
             INVESTMENT BANKS/BROKERS (1.1%)
   5,500     Merrill Lynch & Co................................       0.00        05/23/31       2,928,750
                                                                                            --------------
             MAJOR TELECOMMUNICATIONS (2.9%)
   2,500     Bell Atlantic Financial Service - 144A**
              (exchangeable into Cable & Wireless
              Communications common stock).....................       4.25        09/15/05       2,503,750
   5,000     Bell Atlantic Financial Service - 144A**
              (exchangeable into Telecom Corporation of New
              Zealand common stock)............................       5.75        04/01/03       5,044,000
                                                                                            --------------
                                                                                                 7,547,750
                                                                                            --------------
             MEDICAL SPECIALTIES (2.5%)
   4,275     Alza Corp.........................................       0.00        07/28/20       3,831,469
   2,500     Baxter International Inc..........................       1.25        06/01/21       2,631,250
                                                                                            --------------
                                                                                                 6,462,719
                                                                                            --------------
             MULTI-LINE INSURANCE (1.1%)
   3,000     American International Group, Inc.................       0.50        05/15/07       2,786,250
                                                                                            --------------
             OILFIELD SERVICES/EQUIPMENT (1.6%)
   2,000     Hanover Compress Co...............................       4.75        03/15/08       1,622,500
   3,800     Weatherford International, Inc....................       0.00        06/30/20       2,436,750
                                                                                            --------------
                                                                                                 4,059,250
                                                                                            --------------
             PACKAGED SOFTWARE (6.8%)
   3,500     i2 Technologies, Inc..............................       5.25        12/15/06       2,572,500
   3,425     Mercury Interactive Corp..........................       4.75        07/01/07       2,825,625
   8,000     Network Associates, Inc...........................       0.00        02/13/18       3,640,000
   2,000     Peregrine Systems Inc.............................       5.50        11/15/07       1,515,000
   2,500     Rational Software Corp............................       5.00        02/01/07       2,165,625
   3,000     Symantec Corp.....................................       3.00        11/01/06       4,170,000
     500     Veritas Software Corp.............................       1.856       08/13/06         641,875
                                                                                            --------------
                                                                                                17,530,625
                                                                                            --------------
             PHARMACEUTICALS: GENERIC DRUGS (0.9%)
   3,000     Ivax Corp.........................................       4.50        05/15/08       2,407,500
                                                                                            --------------
             PHARMACEUTICALS: MAJOR (1.0%)
   3,500     Roche Holdings Inc. - 144A**......................       0.00        01/19/15       2,463,125
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE         VALUE

----------------------------------------------------------------------------------------------------------

             PRECIOUS METALS (1.1%)
 $ 2,050     Freeport-McMoran C&G - 144A**.....................       8.25%       01/31/06  $    2,969,937
                                                                                            --------------
             PROPERTY - CASUALTY INSURERS (1.1%)
   1,000     Ohio Casualty Corp. - 144A**......................       5.00        03/19/22       1,071,250
   2,000     Swiss Re America Holdings - 144A**................       3.25        11/21/21       1,867,500
                                                                                            --------------
                                                                                                 2,938,750
                                                                                            --------------
             REAL ESTATE INVESTMENT TRUSTS (2.6%)
   2,500     EOP Operating LP..................................       7.25        11/15/08       2,646,875
   4,000     Macerich Co. (Eurobond)...........................       7.25        12/15/02       4,025,000
                                                                                            --------------
                                                                                                 6,671,875
                                                                                            --------------
             SEMICONDUCTORS (7.3%)
   3,500     Analog Devices, Inc...............................       4.75        10/01/05       3,320,625
   3,000     Burr-Brown Corp...................................       4.25        02/15/07       3,262,500
   3,000     Cypress Semiconductor Corp........................       4.00        02/01/05       2,730,000
   2,000     Lattice Semiconductors Corp.......................       4.75        11/01/06       2,137,500
   3,000     LSI Logic Corp. - 144A**..........................       4.00        11/01/06       2,895,000
   1,000     PMC Sierra Inc....................................       3.75        08/15/06         803,750
   3,500     Semtech Corp......................................       4.50        02/01/07       3,836,875
                                                                                            --------------
                                                                                                18,986,250
                                                                                            --------------
             SPECIALTY INSURANCE (0.8%)
   2,000     First American Corp...............................       4.50        04/15/08       2,032,500
                                                                                            --------------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
   1,750     SA Telecommunications, Inc. - 144A** (a)..........       10.00       08/15/06          52,500
                                                                                            --------------
             TELECOMMUNICATION EQUIPMENT (3.1%)
   1,250     Converse Technology Inc...........................       1.50        12/01/05         953,125
   3,000     Nortel Networks Corp..............................       4.25        09/01/08       2,115,000
   3,000     ONI Systems Corp..................................       5.00        10/15/05       2,306,250
   3,000     RF Micro Devices, Inc.............................       3.75        08/15/05       2,546,250
                                                                                            --------------
                                                                                                 7,920,625
                                                                                            --------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
   2,000     Navistar Financial Corp...........................       4.75        04/01/09       2,077,500
                                                                                            --------------
             WHOLESALE DISTRIBUTORS (0.8%)
   2,000     School Specialty Inc..............................       6.00        08/01/08       2,182,500
                                                                                            --------------
             Total Convertible Bonds
              (COST $191,615,473).........................................................     183,907,831
                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                              VALUE

-------------------------------------------------------------------------------

             Convertible Preferred Stocks (18.9%)
             AEROSPACE & DEFENSE (0.7%)
  25,000     Raytheon Co. $8.25................................  $    1,700,250
                                                                 --------------
             AUTO PARTS: O.E.M. (0.0%)
 120,000     BTI Capital Trust - 144A* $3.25*..................          15,000
                                                                 --------------
             CABLE/SATELLITE TV (0.6%)
  45,000     Equity Secs Trust I $2.343........................       1,552,950
                                                                 --------------
             CONTAINERS/PACKAGING (1.0%)
  55,000     Sealed Air Corp. (Series A) $2.00.................       2,521,750
                                                                 --------------
             DATA PROCESSING SERVICES (0.2%)
  24,000     Amdocs Automatic Common Exchange Securities
              $1.515...........................................         576,480
                                                                 --------------
             ELECTRIC UTILITIES (0.9%)
  90,000     Duke Energy Corp. (Series B) $2.00................       2,234,700
                                                                 --------------
             ELECTRONIC COMPONENTS (0.8%)
  90,000     Solectron Corp. $1.0069...........................       1,966,500
                                                                 --------------
             FINANCIAL CONGLOMERATES (0.9%)
  40,000     Prudential Financial Inc $2.1375..................       2,209,200
                                                                 --------------
             HOUSEHOLD/PERSONAL CARE (0.9%)
  35,000     Estee Lauder Automatic Common Exchange Security
              Trust $5.406.....................................       2,392,250
                                                                 --------------
             MAJOR BANKS (1.0%)
  80,950     National Australia Bank, Ltd. $1.969 (Australia)
              (Units)+.........................................       2,647,065
                                                                 --------------
             MAJOR TELECOMMUNICATIONS (0.4%)
  82,000     Sprint Corp. $1.781...............................       1,143,900
                                                                 --------------
             MANAGED HEALTH CARE (1.4%)
  50,000     Anthem Inc. $3.433................................       3,640,000
                                                                 --------------
             MOTOR VEHICLES (2.6%)
  60,000     Ford Cap Trust II $2.708..........................       3,374,400
  40,000     General Motors Corp. $1.125.......................       1,063,200
  80,000     General Motors Corp. $1.3125......................       2,186,400
                                                                 --------------
                                                                      6,624,000
                                                                 --------------
             OIL & GAS PRODUCTION (1.0%)
  28,000     Apache Corp. $2.015...............................       1,454,600
  21,500     Newfield Financial Trust I $3.25..................       1,193,250
                                                                 --------------
                                                                      2,647,850
                                                                 --------------
             PROPERTY - CASUALTY INSURERS (0.8%)
  80,000     Travelers Property Casualty $1.125................       2,120,000
                                                                 --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                              VALUE

-------------------------------------------------------------------------------

             PULP & PAPER (0.9%)
  51,500     International Paper Capital Trust $2.625..........  $    2,388,312
                                                                 --------------
             RAILROADS (1.1%)
  44,000     Canadian National Railway Co. $2.625 (Canada).....       2,915,440
                                                                 --------------
             REGIONAL BANKS (0.8%)
  40,000     Commerce Bancorp $2.975...........................       2,150,000
                                                                 --------------
             SAVINGS BANKS (1.1%)
  60,000     Washington Mutual Inc. $2.6875....................       2,928,900
                                                                 --------------
             TELECOMMUNICATION EQUIPMENT (0.7%)
   2,100     Lucent Technologies Inc. $80.00...................       1,921,500
                                                                 --------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.1%)
  46,500     Cummins Capital Trust I $3.50.....................       2,756,985
                                                                 --------------
             Total Convertible Preferred Stocks
              (COST $53,204,131)...............................      49,053,032
                                                                 --------------
             Common Stocks (2.8%)
             MAJOR TELECOMMUNICATIONS (0.9%)
 142,205     AT&T Corp.........................................       2,232,619
                                                                 --------------
             PHARMACEUTICALS: MAJOR (1.1%)
  63,047     Pharmacia Corp....................................       2,842,159
                                                                 --------------
             REGIONAL BANKS (0.8%)
  30,726     Fifth Third Bancorp...............................       2,073,390
                                                                 --------------
             Total Common Stocks
              (COST $6,751,411)................................       7,148,168
                                                                 --------------

PRINCIPAL
AMOUNT IN                                                      COUPON  MATURITY
THOUSANDS                                                       RATE     DATE
---------                                                      ------  --------

           Short-Term Investment (5.5%)
           Repurchase Agreement
 $14,213   Joint repurchase agreement account (dated
           03/28/02; proceeds $14,215,292) (b)
           (COST $14,213,000)................................  1.936%  04/01/02     14,213,000
                                                                                 -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

                                                                                 VALUE

------------------------------------------------------------------------------------------


             Total Investments
              (COST $265,784,015) (c)........................       98.2%     $254,322,031
             Other Assets in Excess of Liabilities...........        1.8         4,604,076
                                                                   -----      ------------
             Net Assets......................................      100.0%     $258,926,107
                                                                   =====      ============

---------------------

 *    NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 + CONSISTS OF MORE THAN ONE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
 (A)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,816,520 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $26,278,504, RESULTING IN NET UNREALIZED DEPRECIATION OF $11,461,984.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MARCH 31, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $265,784,015)....................................  $254,322,031
Receivable for:
  Investments sold................................    5,733,088
  Interest........................................    1,963,662
  Shares of beneficial interest sold..............      265,810
  Dividends.......................................      253,305
Prepaid expenses and other assets.................       69,098
                                                    -----------
    Total Assets..................................  262,606,994
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................    3,054,806
  Distribution fee................................      215,640
  Shares of beneficial interest repurchased.......      144,629
  Investment management fee.......................      132,529
Accrued expenses and other payables...............      133,283
                                                    -----------
    Total Liabilities.............................    3,680,887
                                                    -----------
    Net Assets....................................  $258,926,107
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $297,907,412
Net unrealized depreciation.......................  (11,461,984)
Accumulated undistributed net investment income...    2,288,887
Accumulated net realized loss.....................  (26,808,208)
                                                    -----------
    Net Assets....................................  $258,926,107
                                                    ===========
Class A Shares:
Net Assets........................................   $2,587,766
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      174,397
    Net Asset Value Per Share.....................  $     14.84
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     15.66
                                                    ===========
Class B Shares:
Net Assets........................................  $246,624,826
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   16,631,495
    Net Asset Value Per Share.....................  $     14.83
                                                    ===========
Class C Shares:
Net Assets........................................   $5,444,162
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      368,465
    Net Asset Value Per Share.....................  $     14.78
                                                    ===========
Class D Shares:
Net Assets........................................   $4,269,353
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      287,864
    Net Asset Value Per Share.....................  $     14.83
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $ 4,673,044
Dividends.........................................    1,703,763
                                                    -----------
    Total Income..................................    6,376,807
                                                    -----------
Expenses
Distribution fee (Class A shares).................          665
Distribution fee (Class B shares).................    1,229,404
Distribution fee (Class C shares).................       24,742
Investment management fee.........................      771,122
Transfer agent fees and expenses..................      172,744
Shareholder reports and notices...................       40,582
Professional fees.................................       30,126
Registration fees.................................       28,154
Custodian fees....................................       13,539
Trustees' fees and expenses.......................        9,045
Other.............................................        7,311
                                                    -----------
    Total Expenses................................    2,327,434
                                                    -----------
    Net Investment Income.........................    4,049,373
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (10,742,968)
Net change in unrealized depreciation.............   27,093,400
                                                    -----------
    Net Gain......................................   16,350,432
                                                    -----------
Net Increase......................................  $20,399,805
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE SIX       FOR THE YEAR
                                           MONTHS ENDED         ENDED
                                          MARCH 31, 2002  SEPTEMBER 30, 2001
                                          --------------  ------------------
                                           (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $  4,049,373      $  9,105,888
Net realized loss.......................    (10,742,968)      (16,135,254)
Net change in unrealized depreciation...     27,093,400       (41,216,257)
                                           ------------      ------------
    Net Increase (Decrease).............     20,399,805       (48,245,623)
                                           ------------      ------------
Dividends to Shareholders from Net
 Investment Income
Class A shares..........................        (55,339)         (120,872)
Class B shares..........................     (4,652,222)       (9,616,692)
Class C shares..........................       (100,937)         (181,542)
Class D shares..........................        (98,729)         (148,137)
                                           ------------      ------------
    Total Dividends.....................     (4,907,227)      (10,067,243)
                                           ------------      ------------

Net decrease from transactions in shares
 of beneficial interest.................     (1,297,681)       (5,890,530)
                                           ------------      ------------

    Net Increase (Decrease).............     14,194,897       (64,203,396)

Net Assets:
Beginning of period.....................    244,731,210       308,934,606
                                           ------------      ------------

End of Period (Including accumulated
 undistributed net investment income of
 $2,288,887 and $2,321,197,
 respectively)..........................   $258,926,107      $244,731,210
                                           ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $750 million; 0.55% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $93,408,811 at March 31, 2002.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $135,184 and $177, respectively and received $7,373 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $131,417,413 and $131,607,788, respectively.

For the six months ended March 31, 2002, the Fund incurred brokerage commissions of $1,300 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended March 31, 2002, the Fund incurred brokerage commissions of $450 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,609. At March 31, 2002, the Fund had an accrued pension liability of $56,922 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                 ENDED
                                     MARCH 31, 2002          SEPTEMBER 30, 2001
                                ------------------------  ------------------------
                                      (UNAUDITED)
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
CLASS A SHARES
Sold..........................      56,937  $    843,857   2,679,350  $ 42,497,803
Reinvestment of dividends.....       3,062        45,177       6,664        99,799
Redeemed......................     (16,137)     (237,944) (2,702,784)  (42,761,887)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................      43,862       651,090     (16,770)     (164,285)
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................   2,652,689    38,652,902   4,552,789    71,914,369
Reinvestment of dividends.....     255,307     3,765,113     520,965     7,789,403
Redeemed......................  (3,135,940)  (45,815,430) (5,505,037)  (86,215,753)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......    (227,944)   (3,397,415)   (431,283)   (6,511,981)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     101,136     1,490,511      71,877     1,131,698
Reinvestment of dividends.....       5,634        82,830       9,793       145,988
Redeemed......................     (49,349)     (720,681)    (88,304)   (1,361,582)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class C......................      57,421       852,660      (6,634)      (83,896)
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................      45,328       665,775     197,116     2,905,246
Reinvestment of dividends.....       1,075        15,865       1,372        20,320
Redeemed......................      (5,822)      (85,656)   (132,353)   (2,055,934)
                                ----------  ------------  ----------  ------------
Net increase -- Class D.......      40,581       595,984      66,135       869,632
                                ----------  ------------  ----------  ------------
Net decrease in Fund..........     (86,080) $ (1,297,681)   (388,552) $ (5,890,530)
                                ==========  ============  ==========  ============

6. Federal Income Tax Status
At September 30, 2001, the Fund had a net capital loss carryover of approximately $6,215,000 of which $2,581,000 will be available through September 30, 2007 and $3,634,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $12,851,000 during fiscal 2001.

Morgan Stanley Convertible Securities Trust
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2002 (UNAUDITED) CONTINUED

As of September 30, 2001, the Fund had temporary book/tax differences attributable to post-October losses.

7. Change in Accounting Policy
Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $825,544 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $228,955; increase unrealized depreciation by $157,597; and increase net realized losses by $71,358. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                            FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED       --------------------------------------------------------------
                           MARCH 31, 2002         2001             2000             1999             1998
                           --------------      -----------      -----------      -----------      -----------
                            (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.96            $17.23           $13.57           $12.45           $15.07
                               ------            ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.29              0.62             0.65             0.72             0.75
  Net realized and
   unrealized gain
   (loss)................        0.93             (3.21)            3.83             1.18            (2.68)
                               ------            ------           ------           ------           ------
Total income (loss) from
 investment operations...        1.22             (2.59)            4.48             1.90            (1.93)
                               ------            ------           ------           ------           ------
Less dividends from net
 investment income.......       (0.34)            (0.68)           (0.82)           (0.78)           (0.69)
                               ------            ------           ------           ------           ------

Net asset value, end of
 period..................      $14.84            $13.96           $17.23           $13.57           $12.45
                               ======            ======           ======           ======           ======
Total Return+............        8.82%(1)        (15.32)%          33.32%           15.64%          (13.38)%

Ratios to Average Net
 Assets:
Expenses.................        1.08%(2)(3)       1.06 %(3)        1.04%(3)         1.06%(3)         1.05 %(3)
Net investment income....        3.88%(2)(3)(4)     3.97 %(3)       3.91%(3)         5.31%(3)         5.16 %(3)
Supplemental Data:
Net assets, end of
 period, in thousands....      $2,588            $1,822           $2,538           $1,124             $963
Portfolio turnover
 rate....................          55%(1)           123 %            160%              87%              95 %

                             FOR THE PERIOD
                             JULY 28, 1997*
                                THROUGH
                           SEPTEMBER 30, 1997
                           ------------------

Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $14.31
                                 ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.13
  Net realized and
   unrealized gain
   (loss)................          0.78
                                 ------
Total income (loss) from
 investment operations...          0.91
                                 ------
Less dividends from net
 investment income.......         (0.15)
                                 ------
Net asset value, end of
 period..................        $15.07
                                 ======
Total Return+............          6.40%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.15%(2)
Net investment income....          5.03%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....           $50
Portfolio turnover
 rate....................           182%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED GAIN PER SHARE BY $0.02 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.18%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                                FOR THE YEAR ENDED SEPTEMBER 30
                            MONTHS ENDED       -------------------------------------------------------------------------------
                           MARCH 31, 2002         2001             2000             1999             1998            1997 *
                           --------------      -----------      -----------      -----------      -----------      -----------
                            (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $13.95            $17.22           $13.57           $12.45           $15.07           $12.72
                              --------          --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income++..............         0.23              0.51             0.52             0.61             0.65             0.60
  Net realized and
   unrealized gain
   (loss)................         0.93             (3.22)            3.82             1.18            (2.70)            2.31
                              --------          --------         --------         --------         --------         --------
Total income (loss) from
 investment
 operations..............         1.16             (2.71)            4.34             1.79            (2.05)            2.91
                              --------          --------         --------         --------         --------         --------
Less dividends from net
 investment income.......        (0.28)            (0.56)           (0.69)           (0.67)           (0.57)           (0.56)
                              --------          --------         --------         --------         --------         --------

Net asset value, end of
 period..................       $14.83            $13.95           $17.22           $13.57           $12.45           $15.07
                              ========          ========         ========         ========         ========         ========
Total Return+............         8.34%(1)        (15.91)%          32.23%           14.62%          (14.01)%          23.38%

Ratios to Average Net
 Assets:
Expenses.................         1.83%(2)(3)       1.81 %(3)        1.80%(3)         1.85%(3)         1.81 %(3)        1.84%
Net investment income....         3.13%(2)(3)(4)      3.22 %(3)      3.15%(3)         4.52%(3)         4.40 %(3)        4.45%
Supplemental Data:
Net assets, end of
 period, in thousands....     $246,625          $235,137         $297,821         $231,510         $263,443         $316,633
Portfolio turnover
 rate....................           55%(1)           123 %            160%              87%              95 %            182%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B
      SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.18%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED       --------------------------------------------------------------
                           MARCH 31, 2002         2001             2000             1999             1998
                           --------------      -----------      -----------      -----------      -----------
                            (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.90            $17.17           $13.54           $12.43           $15.06
                               ------            ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.24              0.51             0.53             0.63             0.64
  Net realized and
   unrealized gain
   (loss)................        0.93             (3.22)            3.80             1.17            (2.68)
                               ------            ------           ------           ------           ------
Total income (loss) from
 investment operations...        1.17             (2.71)            4.33             1.80            (2.04)
                               ------            ------           ------           ------           ------
Less dividends from net
 investment income.......       (0.29)            (0.56)           (0.70)           (0.69)           (0.59)
                               ------            ------           ------           ------           ------

Net asset value, end of
 period..................      $14.78            $13.90           $17.17           $13.54           $12.43
                               ======            ======           ======           ======           ======
Total Return+............        8.36%(1)        (15.94)%          32.26%           14.83%          (14.07)%

Ratios to Average Net
 Assets:
Expenses.................        1.76%(2)(3)       1.81 %(3)        1.80%(3)         1.73%(3)         1.81 %(3)
Net investment income....        3.20%(2)(3)(4)     3.22 %(3)       3.15%(3)         4.64%(3)         4.40 %(3)
Supplemental Data:
Net assets, end of
 period, in thousands....      $5,444            $4,324           $5,455           $2,869           $2,390
Portfolio turnover
 rate....................          55%(1)           123 %            160%              87%              95 %

                             FOR THE PERIOD
                             JULY 28, 1997*
                                THROUGH
                           SEPTEMBER 30, 1997
                           ------------------

Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $14.31
                                 ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.12
  Net realized and
   unrealized gain
   (loss)................          0.77
                                 ------
Total income (loss) from
 investment operations...          0.89
                                 ------
Less dividends from net
 investment income.......         (0.14)
                                 ------
Net asset value, end of
 period..................        $15.06
                                 ======
Total Return+............          6.26%(1)
Ratios to Average Net
 Assets:
Expenses.................          1.92%(2)
Net investment income....          4.52%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $620
Portfolio turnover
 rate....................           182%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.02, DECREASE NET REALIZED AND UNREALIZED GAIN PER SHARE BY $0.02 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.18%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Convertible Securities Trust
FINANCIAL HIGHLIGHTS CONTINUED

                            FOR THE SIX                       FOR THE YEAR ENDED SEPTEMBER 30,
                            MONTHS ENDED       --------------------------------------------------------------
                           MARCH 31, 2002         2001             2000             1999             1998
                           --------------      -----------      -----------      -----------      -----------
                            (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $13.95            $17.23           $13.57           $12.44           $15.08
                               ------            ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............        0.30              0.67             0.74             0.79             0.79
  Net realized and
   unrealized gain
   (loss)................        0.93             (3.23)            3.77             1.15            (2.71)
                               ------            ------           ------           ------           ------
Total income (loss) from
 investment
 operations..............        1.23             (2.56)            4.51             1.94            (1.92)
                               ------            ------           ------           ------           ------
Less dividends from net
 investment income.......       (0.35)            (0.72)           (0.85)           (0.81)           (0.72)
                               ------            ------           ------           ------           ------

Net asset value, end of
 period..................      $14.83            $13.95           $17.23           $13.57           $12.44
                               ======            ======           ======           ======           ======
Total Return+............        8.87%(1)        (15.08)%          33.68%           15.81%          (13.19)%

Ratios to Average Net
 Assets:
Expenses.................        0.83%(2)(3)       0.81 %(3)        0.80%(3)         0.85%(3)         0.81 %(3)
Net investment income....        4.13%(2)(3)(4)     4.22 %(3)       4.15%(3)         5.52%(3)         5.40 %(3)
Supplemental Data:
Net assets, end of
 period, in thousands....      $4,269            $3,449           $3,121              $18           $1,696
Portfolio turnover
 rate....................          55%(1)           123 %            160%              87%              95 %

                             FOR THE PERIOD
                             JULY 28, 1997*
                                THROUGH
                           SEPTEMBER 30, 1997
                           ------------------

Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $14.31
                                 ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.13
  Net realized and
   unrealized gain
   (loss)................          0.80
                                 ------
Total income (loss) from
 investment
 operations..............          0.93
                                 ------
Less dividends from net
 investment income.......         (0.16)
                                 ------
Net asset value, end of
 period..................        $15.08
                                 ======
Total Return+............          6.42%(1)
Ratios to Average Net
 Assets:
Expenses.................          0.89%(2)
Net investment income....          4.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....           $21
Portfolio turnover
 rate....................           182%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE OCTOBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED MARCH 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.01, DECREASE NET REALIZED AND UNREALIZED GAIN PER SHARE BY $0.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.18%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Ellen Gold
Vice President
Christine Drusch
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Funds Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37975RPT


[MORGAN STANLEY PHOTO]


MORGAN STANLEY
CONVERTIBLE
SECURITIES TRUST



SEMIANNUAL REPORT
MARCH 31, 2002
-------------------------